Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before Income/(Loss) Tax Expenses
The Group had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
PRC	2,266,075	3,197,471	3,647,316	523,904
Non PRC	(4,534)	43,950	53,690	7,712

	2,261,541	3,241,421	3,701,006	531,616

Income Tax Expense
The income tax expense is comprised of:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current	254,803	275,779	355,398	51,049
Deferred	12,279	102,111	144,963	20,823

	267,082	377,890	500,361	71,872

Reconciliation of Income Tax Expense
The reconciliation of income tax expense for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Income before income tax expense	2,261,541	3,241,421	3,701,006	531,616
Income tax expense computed at PRC statutory tax rates (25%)	565,385	810,355	925,253	132,904
Non-deductible expenses	63,223	49,117	27,333	3,925
Research and development expenses super-deduction	(30,806)	(89,796)	(194,000)	(27,866)
Change in valuation allowances	(15,510)	(15,285)	16,420	2,359
Outside basis difference	7,360	8,481	(7,727)	(1,110)
Effect of international tax rate difference	1,133	(10,988)	(14,440)	(2,074)
Effect of preferential tax rate	(383,039)	(373,994)	(323,534)	(46,473)
Effect of withholding tax on dividend	59,336	—	71,056	10,207

Income tax expense	267,082	377,890	500,361	71,872

Components of Deferred Taxes
The significant components of deferred taxes are as follows:

	December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	756	7,592	1,090
Accrued staff cost	1,268	1,119	161
Accrued expenses	26,061	11,550	1,660
Revenue recognition	5,941	11,051	1,588
Tax losses	96,025	52,411	7,528
VAT refund	—	351	50
Less: Valuation allowances	(39,872)	(56,292)	(8,086)

Total deferred tax assets	90,179	27,782	3,991

Deferred tax liabilities
Intangible assets and internally-developed software	10,540	15,691	2,253
Outside basis difference and others	445,381	451,740	64,889
Withholding income tax	—	71,056	10,207

Total deferred tax liabilities	455,921	538,487	77,349

Schedule of Unrecognized Tax Benefits
A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2018	2019
	RMB	RMB	US$
Beginning balance	19,047	11,659	1,675
Additions based on tax positions related to current year	—	—	—
Decreases based on tax positions related to prior years	(7,388)	(3,223)	(463)

Ending balance	11,659	8,436	1,212